Pension Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Liability [Abstract]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Accrued pension liability
Accrued pension liability	$ 260,685	$ 136,122
Projected benefit obligations percentage rate	10.00%
Amortization	$ 0	0
Accumulated other comprehensive loss	(158,073)	(50,791)	$ (151,739)
Accumulated benefit obligation	$ 809,028	$ 584,737	$ 927,369